Operating Leases (Details 1) - TWD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of non-cancellable lease receivables [line Items]
Minimum lease payments receivable under non-cancellable operating lease	$ 2,717,666	$ 2,641,169
Less than one year [Member]
Disclosure of non-cancellable lease receivables [line Items]
Minimum lease payments receivable under non-cancellable operating lease	105,788	46,538
Between one and five years [Member]
Disclosure of non-cancellable lease receivables [line Items]
Minimum lease payments receivable under non-cancellable operating lease	423,150	404,695
More than five years [Member]
Disclosure of non-cancellable lease receivables [line Items]
Minimum lease payments receivable under non-cancellable operating lease	$ 2,188,728	$ 2,189,936